Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Apr. 09, 2021	Dec. 31, 2020	Aug. 01, 2019
Business Acquisition [Line Items]
Operating lease ROU assets	$ 268,528		$ 209,169
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 4,299
Accounts receivable				30,719
Inventories				45,491
Other current assets				135
Property and equipment				2,544
Operating lease ROU assets				19,072
Goodwill				9,884
Intangibles				19,000
Other assets				299
Accounts payable				(11,079)
Accrued expenses and other current liabilities				(13,038)
Operating lease liabilities, net of current portion				(14,100)
Total				$ 93,226
Temperature Equipment Corporation [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 33,315
Inventories		71,325
Other current assets		962
Property and equipment		2,590
Operating lease ROU assets		53,829
Goodwill		18,724
Intangibles		19,900
Accounts payable		(25,393)
Accrued expenses and other current liabilities		(20,509)
Operating lease liabilities, net of current portion		(48,046)
Total		$ 106,697